Other information about investments - Joint arrangements and associates - Global Gas & LNG Portfolio (Details)	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 TND (د.ت)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)
Joint arrangements and associates
Share capital	€ 4,005,000,000			€ 4,005,000,000
ENI SpA
Joint arrangements and associates
Share capital	€ 4,005,358,876			€ 4,005,358,876
Global Gas & LNG Portfolio | Italy | Joint Arrangement Or Associate One [Member]
Joint arrangements and associates
Company name	SeaCorridor Srl (†) (former Eni Corridor Srl)
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital	€ 100,000,000
Consolidation or valuation method	Eq.
Global Gas & LNG Portfolio | Italy | Joint Arrangement Or Associate One [Member] | ENI SpA
Joint arrangements and associates
% Ownership	50.10%
Global Gas & LNG Portfolio | Italy | Joint Arrangement Or Associate One [Member] | Third parties
Joint arrangements and associates
% Ownership	49.90%
Global Gas & LNG Portfolio | Foreign (outside Italy) | Joint Arrangement Or Associate Two [Member]
Joint arrangements and associates
Company name	Blue Stream Pipeline Co BV (†)
Registered office	Amsterdam (Netherlands)
Country of operation	Russia
Share capital | $			$ 22,000
% Equity ratio	74.62%
Consolidation or valuation method	J.O.
Global Gas & LNG Portfolio | Foreign (outside Italy) | Joint Arrangement Or Associate Two [Member] | Eni International BV
Joint arrangements and associates
% Ownership	50.00%
Global Gas & LNG Portfolio | Foreign (outside Italy) | Joint Arrangement Or Associate Two [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%
Global Gas & LNG Portfolio | Foreign (outside Italy) | Joint Arrangement Or Associate Three [Member]
Joint arrangements and associates
Company name	Damietta LNG (DLNG) SAE (†)
Registered office	Damietta (Egypt)
Country of operation	Egypt
Share capital | $			375,000,000
% Equity ratio	50.00%
Consolidation or valuation method	J.O.
Global Gas & LNG Portfolio | Foreign (outside Italy) | Joint Arrangement Or Associate Three [Member] | Eni Gas Liquef. BV
Joint arrangements and associates
% Ownership	50.00%
Global Gas & LNG Portfolio | Foreign (outside Italy) | Joint Arrangement Or Associate Three [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%
Global Gas & LNG Portfolio | Foreign (outside Italy) | Joint Arrangement Or Associate Four [Member]
Joint arrangements and associates
Company name	DLNG Service SAE (†)
Registered office	Damietta (Egypt)
Country of operation	Egypt
Share capital | $			$ 1,000,000
% Equity ratio	50.00%
Consolidation or valuation method	J.O.
Global Gas & LNG Portfolio | Foreign (outside Italy) | Joint Arrangement Or Associate Four [Member] | Damietta LNG (DLNG) SAE
Joint arrangements and associates
% Ownership	98.00%
Global Gas & LNG Portfolio | Foreign (outside Italy) | Joint Arrangement Or Associate Four [Member] | Eni Gas Liquef. BV
Joint arrangements and associates
% Ownership	1.00%
Global Gas & LNG Portfolio | Foreign (outside Italy) | Joint Arrangement Or Associate Four [Member] | Third parties
Joint arrangements and associates
% Ownership	1.00%
Global Gas & LNG Portfolio | Foreign (outside Italy) | Joint Arrangement Or Associate Five [Member]
Joint arrangements and associates
Company name	GreenStream BV (†)
Registered office	Amsterdam (Netherlands)
Country of operation	Libya
Share capital	€ 200,000,000
% Equity ratio	50.00%
Consolidation or valuation method	J.O.
Global Gas & LNG Portfolio | Foreign (outside Italy) | Joint Arrangement Or Associate Five [Member] | Eni North Africa BV
Joint arrangements and associates
% Ownership	50.00%
Global Gas & LNG Portfolio | Foreign (outside Italy) | Joint Arrangement Or Associate Five [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%
Global Gas & LNG Portfolio | Foreign (outside Italy) | Joint Arrangement Or Associate Six [Member]
Joint arrangements and associates
Company name	Société Energies Renouvelables Eni-ETAP SA (†)
Registered office	Tunis (Tunisia)
Country of operation	Tunisia
Share capital | د.ت		د.ت 11,100,000
Consolidation or valuation method	Eq.
Global Gas & LNG Portfolio | Foreign (outside Italy) | Joint Arrangement Or Associate Six [Member] | Eni International BV
Joint arrangements and associates
% Ownership	50.00%
Global Gas & LNG Portfolio | Foreign (outside Italy) | Joint Arrangement Or Associate Six [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%